Common shares, preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Schedule of Common Shares
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2025			2024
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,244,435,686		$22,054	1,214,044,420		$20,109
Issued in relation to share-based payments, net (Note 25)	2,709,942		210	497,930		37
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	–		–	29,893,336		1,908
Repurchased for cancellation under the Normal Course Issuer Bid	(10,839,890)		(197)	–		–
Outstanding at end of year	1,236,305,738	(2)	$22,067	1,244,435,686	(2)	$22,054

(1)
Effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and has discontinued issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.

(2)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2025, the number of such shares bought was 30,855,084 and sold was 30,855,333 (2024 – 26,564,849 bought and 26,566,901 sold).

Schedule of Other equity instruments
Other equity instruments are comprised of NVCC additional Tier 1 qualifying regulatory capital notes:

									2025			2024
First issue date/ Series number	Notional Amount (millions)		Next reset date	Interest rate	Interest rate after reset		Next redemption date	Redemption frequency after reset (1)	Amount (millions)	Distributions paid per Note (2)		Amount (millions)	Distributions paid per Note (2)
Subordinated Additional Tier 1 Capital Notes (3)(4)
October 12, 2017 (5)	U.S.$	1,250	January 12, 202 6	6.821%	SOFR +2.90961	(5) %	January 12, 202 6	Quarterly	$1,560	U.S.$	73.88	$1,560	U.S.$	83.86
June 4, 2020 (6)		–		4.900%					$–	U.S.$	36.75	$1,689	U.S.$	49.00

Limited Recourse Capital Notes (3)(7)
Series 1 (8)		$1,250	July 27, 2026	3.700%	GOC +2.761	(9) %	June 27, 2026	Every five years	$1,250		$37.00	$1,250		$37.00
Series 2 (10)	U.S.$	600	October 27, 2026	3.625%	UST +2.613	(11) %	October 27, 2026	Quarterly	$753	U.S.$	36.25	$753	U.S.$	36.25
Series 3 (12)		$1,500	July 27, 2027	7.023%	GOC +3.950	(9) %	June 27, 2027	Every five years	$1,500		$70.23	$1,500		$70.23
Series 4 (13)	U.S.$	750	October 27, 2027	8.625%	UST +4.389	(11) %	October 27, 2027	Quarterly	$1,023	U.S.$	86.25	$1,023	U.S.$	86.25
Series 5 (14)	U.S.$	750	January 27, 2029	8.000%	UST +4.017	(11) %	January 27, 2029	Quarterly	$1,004	U.S.$	80.00	$1,004	U.S.$	63.33
Series 6 (15)	U.S.$	1,000	April 27, 2030	7.350%	UST +2.903	(11) %	April 27, 2030	Quarterly	$1,453	U.S.$	54.51	$–		$–
Series 7 (16)	U.S.$	1,000	October 27, 2035	6.875%	UST +2.734	(11) %	October 27, 2035	Quarterly	$1,396	U.S.$	–	$–		$–
Total other equity instruments									$9,939			$8,779

(1)
Each security is redeemable at the sole discretion of the Bank on the first reset date and every quarter or five years, as applicable, thereafter. Limited Recourse Capital Notes (LRCN) Series 1 and Series 3 are also redeemable in the one month period preceding each reset date. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).

(2)	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or U.S.$1,000, as applicable.
(3)	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
(4)
While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 23(c) – Restriction on payment of dividends and retirement of shares.

(5)	CME 3-month Term SOFR.
(6)
On June 4, 2025, the Bank redeemed US $1,250 million 4.900% Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes at 100% of their principal amount plus accrued and unpaid interest. The redemption of these AT1 Notes resulted in a foreign currency loss of $22 million recorded in Retained Earnings.

(7)
Interest on LRCN is
non-deferrable,
however,
non-payment
of interest that is not cured within
five business days
results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment
in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment
in cash of interest which is not cured within 5 business days, (c) there is non-payment
in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 23(c) – Restriction on payment of dividends and retirement of shares.

(8)
On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(9)	The then-prevailing five-year Government of Canada yield.
(10)
On October 7, 2021, the Bank issued U.S.$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued U.S.$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(11)	The then-prevailing five-year U.S. Treasury Rate.
(12)
On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(13)
On October 25, 2022, the Bank issued U.S.$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(14)
On January 12, 2024, the Bank issued U.S.$750 million 8.000% Fixed Rate Resetting Limited Recourse Capital Notes Series 5 (NVCC) (“LRCN Series 5”). In connection with the issuance of LRCN Series 5, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 5 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(15)
On January 31, 2025, the Bank issued USD$1,000 million of 7.350% Fixed Rate Resetting Limited Recourse Capital Notes Series
6 (NVCC) (“LRCN Series 6”).
In connection with the issuance of LRCN Series 6, the Bank issued U.S.$1,000 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC)

(“the Series 6 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(16)
On September 29, 2025, the Bank issued USD$1,000 million of 6.875% Fixed Rate Resetting Limited Recourse Capital Notes Series
7 (NVCC) (“LRCN Series 7”).
In connection with the issuance of LRCN Series 7, the Bank issued U.S.$1,000 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC)

(“the Series 7 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.